UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Short-Term Municipal Income Fund
Class A [PSMEX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$170,458,990
Total Number of Portfolio Holdings*	191
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund	PAGE 1	39211-STSA-0725

Putnam Short-Term Municipal Income Fund
Class C [PSMTX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$68	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$170,458,990
Total Number of Portfolio Holdings*	191
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund	PAGE 1	39211-STSC-0725

Putnam Short-Term Municipal Income Fund
Class R6 [PYSTX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$17	0.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$170,458,990
Total Number of Portfolio Holdings*	191
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund	PAGE 1	39211-STSR6-0725

Putnam Short-Term Municipal Income Fund
Class Y [PSMYX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$18	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$170,458,990
Total Number of Portfolio Holdings*	191
Portfolio Turnover Rate	9%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund	PAGE 1	39211-STSY-0725

(b) Not applicable

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Short-Term Municipal
Income Fund
Financial Statements and Other Important Information
Semi-Annual | May 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Funds Trust
Financial Highlights
Putnam Short-Term Municipal Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $9.82 $9.77 $10.17 $10.15 $10.08
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.25 0.10 0.07 0.12
Net realized and unrealized gains (losses) (0.06) 0.08 0.05 (0.36) 0.04 0.07
Total from investment operations ........ 0.10 0.39 0.30 (0.26) 0.11 0.19
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.25) (0.10) (0.07) (0.12)
Net realized gains ................. — — — (0.04) (0.02) (—)
c
Total distributions ................... (0.16) (0.31) (0.25) (0.14) (0.09) (0.12)
Net asset value, end of period .......... $9.84 $9.90 $9.82 $9.77 $10.17 $10.15
Total return
d
....................... 0.97% 4.01% 3.11% (2.56)% 1.00% 1.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.82% 0.90% 0.91% 1.06%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61% 0.61% 0.62% 0.60% 0.59% 0.59%
Net investment income ............... 3.18% 3.16% 2.62% 1.09% 0.63% 1.19%
Supplemental data
Net assets , end of period (000’s) ........ $24,452 $28,845 $33,561 $30,735 $27,661 $20,955
Portfolio turnover rate ................ 9% 38% 38% 39% 54% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,2
a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.87 $9.78 $9.73 $10.15 $10.15 $10.08
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.24 0.18 0.05 0.01 0.04
Net realized and unrealized gains (losses) (0.07) 0.08 0.04 (0.39) 0.02 0.08
Total from investment operations ........ 0.05 0.32 0.22 (0.34) 0.03 0.12
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.17) (0.04) (0.01) (0.05)
Net realized gains ................. — — — (0.04) (0.02) (—)
c
Total distributions ................... (0.12) (0.23) (0.17) (0.08) (0.03) (0.05)
Net asset value, end of period .......... $9.80 $9.87 $9.78 $9.73 $10.15 $10.15
Total return
d
....................... 0.49% 3.33% 2.34% (3.31)% 0.21% 1.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.47% 1.47% 1.57% 1.65% 1.66% 1.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36% 1.36% 1.37% 1.35% 1.34% 1.34%
Net investment income (loss) .......... 2.43% 2.41% 1.85% 0.34% (0.07)% 0.37%
Supplemental data
Net assets , end of period (000’s) ........ $165 $280 $340 $444 $374 $423
Portfolio turnover rate ................ 9% 38% 38% 39% 54% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.89 $9.81 $9.76 $10.17 $10.15 $10.08
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.28 0.13 0.09 0.14
Net realized and unrealized gains (losses) (0.06) 0.07 0.05 (0.37) 0.04 0.08
Total from investment operations ........ 0.11 0.41 0.33 (0.24) 0.13 0.22
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.28) (0.13) (0.09) (0.15)
Net realized gains ................. — — — (0.04) (0.02) (—)
c
Total distributions ................... (0.17) (0.33) (0.28) (0.17) (0.11) (0.15)
Net asset value, end of period .......... $9.83 $9.89 $9.81 $9.76 $10.17 $10.15
Total return
d
....................... 1.11% 4.30% 3.40% (2.36)% 1.27% 2.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.44% 0.44% 0.53% 0.63% 0.65% 0.80%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.33% 0.33% 0.33% 0.33%
Net investment income ............... 3.47% 3.44% 2.90% 1.44% 0.91% 1.42%
Supplemental data
Net assets , end of period (000’s) ........ $8,648 $5,025 $5,313 $4,940 $2,715 $2,313
Portfolio turnover rate ................ 9% 38% 38% 39% 54% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $9.82 $9.76 $10.17 $10.15 $10.08
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.28 0.13 0.09 0.14
Net realized and unrealized gains (losses) (0.06) 0.07 0.05 (0.38) 0.04 0.08
Total from investment operations ........ 0.11 0.41 0.33 (0.25) 0.13 0.22
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.27) (0.12) (0.09) (0.15)
Net realized gains ................. — — — (0.04) (0.02) (—)
c
Total distributions ................... (0.17) (0.33) (0.27) (0.16) (0.11) (0.15)
Net asset value, end of period .......... $9.84 $9.90 $9.82 $9.76 $10.17 $10.15
Total return
d
....................... 1.10% 4.27% 3.47% (2.39)% 1.26% 2.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.57% 0.65% 0.66% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.36% 0.36% 0.37% 0.35% 0.34% 0.34%
Net investment income ............... 3.43% 3.40% 2.98% 1.44% 0.91% 1.38%
Supplemental data
Net assets , end of period (000’s) ........ $137,194 $121,496 $116,180 $44,906 $21,666 $22,819
Portfolio turnover rate ................ 9% 38% 38% 39% 54% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Short-Term Municipal Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Alabama 4.0%
a
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... $ 2,000,000 $ 1,956,780
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 500,000 527,615
Revenue, 2025 B, Mandatory Put, 5.25%, 1/01/33 ......................... 1,750,000 1,806,952
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 2,500,000 2,489,435
6,780,782
Alaska 0.9%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 5% , 10/01/28 ............................................... 1,530,000 1,603,883
Arizona 3.0%
Arizona Board of Regents , University of Arizona (The) , Revenue , 2016 B , Refunding ,
5% , 6/01/46 ...................................................... 3,265,000 3,302,112
a
Coconino County Pollution Control Corp. , Nevada Power Co. , Revenue , 2017 B ,
Refunding , Mandatory Put , 3.75% , 3/31/26 ............................... 750,000 748,869
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.25% , 12/01/25 ................. 1,000,000 1,007,008
5,057,989
California 10.7%
a
California Community Choice Financing Authority , Revenue , 2024 G , Mandatory Put ,
5% , 8/01/32 ...................................................... 2,000,000 2,057,651
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/26 ................................ 100,000 101,446
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2013 A, 4%, 3/01/43 ... 230,000 194,369
Episcopal Communities & Services for Seniors Obligated Group, Revenue, 2024 A,
3.85%, 11/15/27 ................................................. 1,500,000 1,503,150
a
California Housing Finance Agency , Revenue , 2023 A-2 , FHA Insured , Mandatory Put ,
3.6% , 8/01/26 .................................................... 2,500,000 2,504,952
California Municipal Finance Authority ,
California Lutheran University, Revenue, 2018, Refunding, 5%, 10/01/26 ........ 570,000 580,613
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 4%, 10/01/30 165,000 165,648
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 103,515
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 115,000 120,101
b
California School Finance Authority , Alliance for College Ready Public Schools
Obligated Group , Revenue , 144A, 2015 A , 4% , 7/01/25 ..................... 1,345,000 1,344,510
a
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 2,000,000 1,910,682
City of Fontana ,
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/30 .......... 235,000 248,198
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/31 .......... 245,000 259,742
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/32 .......... 260,000 276,097
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/34 .......... 400,000 424,397
a
City of San Jose , Allied 1510 Parkmoor LP , Revenue , 2023 F-2 , Mandatory Put , 5% ,
6/01/26 ......................................................... 2,000,000 2,029,006
FHLMC, Multi-family ML Pass-Through Certificates ,
2019-ML05, ACA, 3.35%, 11/25/33 ..................................... 455,395 426,737
2019-ML06, A-US, 2.543%, 6/25/37 .................................... 928,630 803,436
Los Angeles Department of Water & Power ,
Power System, Revenue, 2018 A, Refunding, 5%, 7/01/33 ................... 1,240,000 1,271,772
Power System, Revenue, 2025 A, Refunding, 5%, 7/01/28 ................... 1,000,000 1,037,537

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Mountain View School District , School Facilities Improvement District No. 2 , GO , 2024 ,
3.87%, 7/01/29 ................................................... $ 1,000,000 $ 856,463
18,220,022
Colorado 0.9%
a
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2019 B-2 , Mandatory Put , 5% , 8/01/26 .................................. 1,000,000 1,008,077
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 525,000 553,491
1,561,568
Connecticut 0.6%
a
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2014 A , Mandatory Put , 2.8% , 2/10/26 .................................. 1,000,000 992,216
Florida 7.8%
a
Broward County Housing Finance Authority ,
Pinnacle 441 Phase 2 LLC, Revenue, 2023, Mandatory Put, 4.05%, 3/01/26 ...... 1,000,000 1,005,091
St. Joseph Manor II LLLP, Revenue, 2023, Mandatory Put, 3.5%, 4/01/26 ........ 1,000,000 999,855
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/30 ....... 1,250,000 1,327,779
Florida Housing Finance Corp. ,
Revenue, 2022-1, GNMA Insured, 3.5%, 7/01/52 .......................... 1,760,000 1,749,948
a
Northside Property III Ltd., Revenue, 2023 B, GNMA Insured, Mandatory Put, 5%,
2/01/26 ........................................................ 2,295,000 2,319,268
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2023 , 5.4% ,
5/01/28 ......................................................... 145,000 147,507
a
Miami-Dade County Housing Finance Authority ,
Fairfield Miami Gardens LP, Revenue, 2023 B, Mandatory Put, 4.05%, 9/01/25 .... 1,500,000 1,501,731
Quail Roost Transit Village I Ltd., Revenue, 2023, Mandatory Put, 5%, 9/01/25 .... 500,000 501,967
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 455,000 459,534
a
Polk County Housing Finance Authority , Episcopal Catholic Apartments Owner LLLP ,
Revenue , 2023 , Mandatory Put , 4.15% , 6/01/26 ........................... 3,000,000 3,024,893
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/28 ........................ 200,000 193,797
13,231,370
Georgia 2.5%
DeKalb County Housing Authority , HADC Park at 500 LLC , Revenue , 2024 , 4% ,
3/01/34 ......................................................... 780,000 761,544
a
Development Authority of Burke County (The) , Georgia Power Co. , Revenue, First
Series , 2012-1 , Refunding , Mandatory Put , 2.875% , 8/19/25 .................. 500,000 498,857
a
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, Second
Series , 2009-2 , Mandatory Put , 3.875% , 3/06/26 .......................... 500,000 500,907
a
Main Street Natural Gas, Inc. ,
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 1,000,000 999,766
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 1,000,000 1,001,337
Revenue, 2024 D, Mandatory Put, 5%, 4/01/31 ........................... 500,000 523,307
4,285,718
Hawaii 0.3%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 535,000 543,865
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2016 H , GNMA Insured , 3% , 9/21/46 387,445 334,822

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 1.3%
Cook & DuPage Counties Combined School District No. 113A Lemont Bromberek , GO ,
2021 , 3% , 1/01/35 ................................................. $ 725,000 $ 652,599
a
Illinois Finance Authority , University of Chicago Medical Center Obligated Group ,
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/15/25 .......................... 500,000 500,319
a
Illinois Housing Development Authority , South Shore IL Preservation LP , Revenue ,
2023 , FHA Insured , Mandatory Put , 4% , 6/01/25 ........................... 1,000,000 1,000,000
2,152,918
Indiana 1.8%
City of Rockport , AEP Generating Co. , Revenue , 1995 B , Refunding , 3.125% , 7/01/25 500,000 499,729
a
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 1,000,000 1,008,920
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5%, 5/01/28 .... 755,000 775,276
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5%, 5/01/29 .... 795,000 821,398
3,105,323
Kentucky 4.5%
a
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2020 , Refunding , Mandatory Put , 3.875% , 9/01/28 ................. 2,250,000 2,212,749
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 1,000,000 1,006,490
Kentucky Public Energy Authority ,
a
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 1,040,000 1,042,724
Revenue, 2024 A, 5%, 7/01/27 ........................................ 525,000 538,627
Revenue, 2024 A, 5%, 7/01/28 ........................................ 1,000,000 1,037,030
a
Revenue, 2024 B, Refunding, Mandatory Put, 5%, 8/01/32 ................... 750,000 788,955
a
Revenue, 2025 A, Refunding, Mandatory Put, 5.25%, 12/01/29 ................ 1,000,000 1,049,162
7,675,737
Louisiana 3.2%
a
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2013 C , Refunding ,
Mandatory Put , 4.2% , 9/01/28 ........................................ 1,500,000 1,497,370
Louisiana Public Facilities Authority ,
a,b
ElementUS Minerals LLC, Revenue, 144A, 2023, Mandatory Put, 5%, 11/01/25 ... 1,000,000 1,003,495
Ochsner Clinic Foundation Obligated Group, Revenue, 2025 B, Refunding, 5%,
5/15/30 ........................................................ 1,000,000 1,068,463
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 2,000,000 1,960,776
5,530,104
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 5% , 6/01/29 ............................... 200,000 207,675
Massachusetts 0.9%
Massachusetts Development Finance Agency ,
b
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 4.25%, 7/01/34 ................ 450,000 440,364
Emerson College, Revenue, 2025, Refunding, 5%, 1/01/27 .................. 1,010,000 1,035,238
1,475,602
Michigan 1.0%
City of Detroit , GO , 2023 B , 6.844% , 5/01/28 ............................... 295,000 304,700
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 1,000,000 1,007,866

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Flint Hospital Building Authority , Hurley Medical Center , Revenue , 2013 B , 4.75% ,
7/01/28 ......................................................... $ 425,000 $ 419,417
Michigan Finance Authority , Tobacco Settlement , Revenue, Senior Lien , 2020 A-1 ,
Refunding , 2.326% , 6/01/30 .......................................... 17,107 17,107
1,749,090
Minnesota 1.0%
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 11/15/36 ............................................ 825,000 838,095
City of Wadena ,
Astera Health, Revenue, 2024 A, 5%, 12/01/26 ........................... 195,000 199,695
Astera Health, Revenue, 2024 A, 5%, 12/01/30 ........................... 375,000 402,518
Northern Municipal Power Agency , Revenue , 2023 , 5% , 1/01/26 ................ 255,000 257,647
1,697,955
Missouri 2.5%
Health & Educational Facilities Authority of the State of Missouri ,
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 725,000 725,316
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
5%, 5/01/28 .................................................... 500,000 500,073
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/27 ................... 1,000,000 1,023,985
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/30 ................... 1,000,000 1,044,690
City of Kansas City Airport, Revenue, 2020 A, 5%, 3/01/26 ................... 500,000 505,832
Poplar Bluff Regional Transportation Development District , Sales Tax , Revenue , 2023
B , Refunding , 3.375% , 12/01/31 ....................................... 435,000 414,072
4,213,968
Montana 0.8%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 1,300,000 1,312,995
Montana Board of Housing , Revenue , 2014 A-2 , 3% , 12/01/43 ................. 5,000 4,966
1,317,961
Nebraska 1.8%
Central Plains Energy Project ,
Revenue, 2017 A, Refunding, 5%, 9/01/30 ............................... 1,000,000 1,051,302
a
Revenue, 2019, Refunding, Mandatory Put, 4%, 8/01/25 .................... 2,000,000 2,000,567
3,051,869
Nevada 0.9%
County of Clark Department of Aviation , Jet Aviation Fuel Tax , Revenue , 2022 A ,
Refunding , 5% , 7/01/26 ............................................. 500,000 508,559
County of Humboldt , Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , 3.55% ,
10/01/29 ........................................................ 1,000,000 1,002,803
1,511,362
New Jersey 2.6%
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 1,000,000 1,009,316
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 2,000,000 2,031,574
a
New Jersey Economic Development Authority , New Jersey-American Water Co., Inc. ,
Revenue , 2019 A , Refunding , Mandatory Put , 2.2% , 12/03/29 ................. 500,000 433,803
New Jersey Higher Education Student Assistance Authority , Revenue, Senior Lien ,
2018 B , Refunding , 5% , 12/01/26 ...................................... 1,015,000 1,033,185
4,507,878

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 2.5%
City of Farmington ,
a
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. $ 1,000,000 $ 1,002,660
Public Service Co. of New Mexico, Revenue, 2016 B, Refunding, 2.15%, 4/01/33 .. 250,000 207,761
a
New Mexico Mortgage Finance Authority ,
JLG NM ABQ 2023 LLLP, Revenue, 2023, Mandatory Put, 5%, 9/01/25 ......... 2,000,000 2,006,794
d
JLG NM SAF 2023 LLLP, Revenue, 2023, Mandatory Put, 3.73%, 12/01/25 ...... 1,000,000 1,000,275
4,217,490
New York 3.2%
a
Long Island Power Authority ,
Revenue, 2020 B, Refunding, Mandatory Put, 0.85%, 9/01/25 ................ 500,000 495,935
Revenue, 2021 B, Refunding, Mandatory Put, 1.5%, 9/01/26 ................. 200,000 194,782
b
Monroe County Industrial Development Corp. , Eugenio Maria de Hostos Charter
School , Revenue , 144A, 2024 A , 5% , 7/01/34 ............................. 825,000 824,960
New York State Dormitory Authority ,
Pace University, Revenue, 2024 A, 5.25%, 5/01/27 ......................... 175,000 181,124
Pace University, Revenue, 2024 A, 5.25%, 5/01/28 ......................... 300,000 313,326
Pace University, Revenue, 2024 A, 5.25%, 5/01/29 ......................... 225,000 237,362
St. Joseph's University, Revenue, 2021, 5%, 7/01/26 ....................... 200,000 200,762
St. Joseph's University, Revenue, 2021, 5%, 7/01/28 ....................... 75,000 75,474
St. Joseph's University, Revenue, 2021, 5%, 7/01/29 ....................... 75,000 75,387
St. Joseph's University, Revenue, 2021, 5%, 7/01/30 ....................... 75,000 75,131
New York Transportation Development Corp. , JFK International Air Terminal LLC ,
Revenue , 2020 A , Refunding , 5% , 12/01/25 .............................. 225,000 226,214
Port Authority of New York & New Jersey , Revenue , 207th , Refunding , 5% , 9/15/25 .. 960,000 963,831
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 1,500,000 1,553,443
5,417,731
North Carolina 3.4%
a
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 E , Mandatory Put , 0.8% , 8/01/25 .......................... 2,000,000 1,974,295
a
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.75% , 11/01/25 ... 3,000,000 3,000,985
North Carolina Medical Care Commission ,
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024
B-1, 4.25%, 10/01/28 ............................................. 250,000 250,032
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024
B-2, 3.75%, 10/01/28 ............................................. 500,000 499,494
5,724,806
North Dakota 0.9%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 1,000,000 998,175
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 500,000 500,330
1,498,505
Ohio 4.1%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/25 255,000 256,428
Summa Health System Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/27 180,000 185,782
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/32 ........................................ 375,000 397,296
a
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 1,250,000 1,306,343

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
a
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 B ,
Refunding , Mandatory Put , 4% , 6/01/27 ................................. $ 500,000 $ 503,829
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5%, 1/01/26 .. 100,000 100,469
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/27 .............. 435,000 441,780
a
Ohio Housing Finance Agency , At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% ,
5/01/28 ......................................................... 500,000 502,811
State of Ohio , Department of Transportation , Revenue , 2015 , 5% , 12/31/25 ........ 1,820,000 1,821,556
Youngstown State University , Revenue , 2016 , Refunding , 5% , 12/15/30 ........... 1,535,000 1,566,140
7,082,434
Pennsylvania 2.8%
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 800,000 810,969
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , 5% , 12/31/29 .............. 270,000 284,897
Pennsylvania Housing Finance Agency , Revenue , 2021-135 A , 3% , 10/01/51 ...... 1,185,000 1,169,693
Pennsylvania Turnpike Commission ,
Revenue, Third Series, 2016 A-3, Refunding, 5%, 12/01/36 .................. 1,000,000 1,015,662
Oil Franchise Tax, Revenue, 2018 A, 5%, 12/01/48 ......................... 1,215,000 1,220,091
Philadelphia Authority for Industrial Development , Independence Charter School West ,
Revenue , 2019 , 4% , 6/15/29 ......................................... 305,000 294,868
4,796,180
South Carolina 0.3%
South Carolina Public Service Authority ,
Revenue, 2022 C, Refunding, 5%, 12/01/25 .............................. 355,000 358,156
Revenue, 2022 E, 5%, 12/01/25 ....................................... 150,000 151,333
509,489
Tennessee 3.7%
a
Knoxville's Community Development Corp. ,
DGA Grosvenor Square LP, Revenue, 2022, Mandatory Put, 4%, 6/01/26 ........ 3,000,000 3,008,227
DGA Holston LP, Revenue, 2022, Mandatory Put, 3.75%, 6/01/26 .............. 1,750,000 1,757,709
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5% , 7/01/26 ...... 50,000 50,909
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 1,500,000 1,498,305
6,315,150
Texas 10.4%
a
City of Dallas Housing Finance Corp. , Ash Creek Housing LLC , Revenue , 2023 , FHA
Insured , Mandatory Put , 5% , 12/01/25 .................................. 2,750,000 2,771,192
City of Galveston ,
Wharves & Terminal, Revenue, First Lien, 2024 A, 5%, 8/01/28 ................ 500,000 514,982
Wharves & Terminal, Revenue, First Lien, 2024 A, 5%, 8/01/29 ................ 350,000 362,562
Wharves & Terminal, Revenue, First Lien, 2024 A, 5%, 8/01/30 ................ 500,000 520,634
Wharves & Terminal, Revenue, First Lien, 2024 A, 5%, 8/01/31 ................ 1,000,000 1,042,019
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5% , 7/01/26 ............................................... 1,000,000 1,017,652
City of Pflugerville ,
GO, 2025, 5%, 8/01/25 ............................................. 1,000,000 1,003,543
GO, 2025, 5%, 8/01/26 ............................................. 1,000,000 1,022,736
a
Clear Creek Independent School District , GO , 2013 B , PSF Guaranty , Mandatory Put ,
3.6% , 8/15/25 .................................................... 300,000 300,134
Clifton Higher Education Finance Corp. , International Leadership of Texas, Inc. ,
Revenue , 2018 D , 5.25% , 8/15/27 ..................................... 500,000 500,966

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
County of Harris , Toll Road , Revenue, Senior Lien , 2015 B , Refunding , 5% , 8/15/36 . $ 1,100,000 $ 1,102,334
a
El Paso Independent School District , GO , 2020 , Mandatory Put , 5% , 8/01/26 ....... 2,500,000 2,526,953
Fort Bend Independent School District ,
a
GO, 2021 B, Refunding, PSF Guaranty, Mandatory Put, 0.72%, 8/01/26 ......... 820,000 789,395
GO, 2025 A, Refunding, PSF Guaranty, 5%, 8/15/26 ....................... 1,000,000 1,024,353
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 600,000 608,928
a
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 1,000,000 1,006,020
SA Energy Acquisition Public Facility Corp. , Revenue , 2007 , 5.5% , 8/01/25 ........ 75,000 75,191
a
Tarrant County Cultural Education Facilities Finance Corp. , Baylor Scott & White Health
Obligated Group , Revenue , 2022 E , Mandatory Put , 5% , 5/15/26 .............. 650,000 658,141
Texas State Affordable Housing Corp. , Revenue , 2011 A , GNMA Insured , 5.25% ,
9/01/28 ......................................................... 30,000 30,521
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 110,000 113,530
University of North Texas System , Revenue , 2025 A , Refunding , 5% , 4/15/28 ...... 785,000 830,099
17,821,885
Utah 1.0%
City of Salt Lake City , Airport , Revenue , 2017 A , 5% , 7/01/29 ................... 500,000 511,498
Utah Infrastructure Agency ,
Revenue, 2019, 5%, 10/15/27 ........................................ 455,000 468,245
Revenue, 2019, 5%, 10/15/29 ........................................ 500,000 522,670
Revenue, 2021, 3%, 10/15/26 ........................................ 250,000 247,425
1,749,838
Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/25 ....................................................... 125,000 125,475
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/30 ....................................................... 1,000,000 1,021,399
e
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue, 2025, Refunding, 5%, 9/01/26 ................................. 200,000 203,968
Revenue, 2025, Refunding, 5%, 9/01/27 ................................. 160,000 165,765
1,516,607
Virginia 1.9%
James City County Economic Development Authority , Williamsburg Landing, Inc.
Obligated Group , Revenue , 2024 C-2 , 5.5% , 12/01/28 ...................... 170,000 170,056
Virginia Public School Authority , Revenue , 2014 B , Refunding , 3% , 8/01/26 ........ 2,000,000 1,998,493
a
Virginia Small Business Financing Authority , Pure Salmon Virginia LLC , Revenue ,
2022 , Mandatory Put , 4% , 11/20/25 .................................... 1,000,000 1,000,239
3,168,788
Washington 5.0%
a
City of Seattle , Municipal Light & Power , Revenue , 2021 B , Refunding , Mandatory Put ,
2.22% , ( SIFMA Municipal Swap Index + 0.25% ), 11/01/26 ................... 1,500,000 1,482,882
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 5.75% ,
12/01/26 ........................................................ 660,000 674,329
King County Housing Authority , Revenue , 2008 , 5.5% , 5/01/38 ................. 2,500,000 2,502,986
Port of Seattle ,
Revenue, 2018 B, 5%, 5/01/27 ........................................ 1,000,000 1,029,275

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 27 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Port of Seattle, (continued)
Revenue, 2024 B, Refunding, 5%, 7/01/28 ............................... $ 1,500,000 $ 1,563,981
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/25 ........................................................ 350,000 350,145
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured, 5%,
7/01/29 ........................................................ 630,000 661,032
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured, 5%,
7/01/30 ........................................................ 300,000 318,051
8,582,681
Wisconsin 0.3%
Public Finance Authority , Northwest Nazarene University, Inc. , Revenue , 2018 ,
Refunding , 5% , 10/01/25 ............................................ 500,000 501,125
U.S. Territories 2.7%
District of Columbia 1.4%
District of Columbia ,
International School Obligated Group, Revenue, 2019, 5%, 7/01/27 ............ 300,000 307,847
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5%, 8/31/25 ................ 500,000 501,358
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2015 B, Refunding, 5%, 10/01/34 ....................... 1,070,000 1,071,063
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/33 ....................... 500,000 513,724
2,393,992
Puerto Rico 1.3%
Commonwealth of Puerto Rico ,
c,f
FRN, 2.27%, 11/01/51 .............................................. 12,329 6,365
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 199,724 199,866
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,000,000 1,026,524
Puerto Rico Electric Power Authority , Revenue , SS , Refunding , NATL Insured , 5% ,
7/01/25 ......................................................... 1,000,000 1,000,005
2,232,760
Total U.S. Territories .................................................................... 4,626,752
Total Municipal Bonds (Cost $164,469,336) .....................................
164,339,138
a a a a
Short Term Investments 3.1%
Shares
a
Money Market Funds 3.1%
g,h
Putnam Short Term Investment Fund, Class P, 4.555% ....................... 5,277,659 5,277,659
Total Money Market Funds (Cost $5,277,659) ...................................
5,277,659
Total Short Term Investments (Cost $5,277,659) .................................
5,277,659
a
Total Investments (Cost $169,746,995) 99.5% ...................................
$169,616,797
Other Assets, less Liabilities 0.5% .............................................
842,193
Net Assets 100.0% ...........................................................
$170,458,990

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $7,635,338, representing 4.5% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( b ).
e
Security purchased on a when-issued basis. See Note 1 ( b ).
f
The coupon rate shown represents the rate at period end.
g
See Note 3 ( g ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short-
Term Municipal
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $164,469,336
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 5,277,659
Value - Unaffiliated issuers .................................................................. $164,339,138
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 5,277,659
Receivables:
Capital shares sold ........................................................................ 814,360
Dividends and interest ..................................................................... 2,215,054
Prepaid expenses .......................................................................... 63,349
Total assets .......................................................................... 172,709,560
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,369,126
Capital shares redeemed ................................................................... 767,436
Management fees ......................................................................... 20,841
Administrative fees ........................................................................ 483
Distribution fees .......................................................................... 5,207
Transfer agent fees ........................................................................ 34,441
Trustees' fees and expenses ................................................................. 2,905
Accrued expenses and other liabilities ........................................................... 50,131
Total liabilities ......................................................................... 2,250,570
Net assets, at value ................................................................. $170,458,990
Net assets consist of:
Paid-in capital ............................................................................. $170,437,983
Total distributable earnings (losses) ............................................................. 21,007
Net assets, at value ................................................................. $170,458,990

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short-
Term Municipal
Income Fund
Class A:
Net assets, at value ....................................................................... $24,452,427
Shares outstanding ........................................................................ 2,484,778
Net asset value per share
a ,b
.................................................................. $9.84
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $10.07
Class C:
Net assets, at value ....................................................................... $165,012
Shares outstanding ........................................................................ 16,831
Net asset value and maximum offering price per share
a ,b
............................................ $9.80
Class R6:
Net assets, at value ....................................................................... $8,647,580
Shares outstanding ........................................................................ 879,564
Net asset value and maximum offering price per share
b
............................................. $9.83
Class Y:
Net assets, at value ....................................................................... $137,193,971
Shares outstanding ........................................................................ 13,946,144
Net asset value and maximum offering price per share
b
............................................. $9.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short-
Term Municipal
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $130,358
Interest:
Unaffiliated issuers ........................................................................ 2,925,406
Total investment income ................................................................... 3,055,764
Expenses:
Management fees (Note 3 a ) ................................................................... 212,661
Administrative fees (Note 3 b ) .................................................................. 1,770
Distribution fees: (Note 3c )
Class A ................................................................................ 34,359
Class C ................................................................................ 1,024
Transfer agent fees: (Note 3e )
Class A ................................................................................ 11,675
Class C ................................................................................ 87
Class R6 ............................................................................... 1,517
Class Y ................................................................................ 54,058
Custodian fees (Note 4 ) ...................................................................... 3,107
Reports to shareholders fees .................................................................. 10,437
Registration and filing fees .................................................................... 42,269
Professional fees ........................................................................... 36,808
Trustees' fees and expenses .................................................................. 2,597
Other .................................................................................... 1,451
Total expenses ......................................................................... 413,820
Expense reductions (Note 4 ) ............................................................... (78)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (87,962)
Net expenses ......................................................................... 325,780
Net investment income ................................................................ 2,729,984
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,758
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,029,266)
Net realized and unrealized gain (loss) ............................................................ (1,024,508)
Net increase (decrease) in net assets resulting from operations .......................................... $1,705,476

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short-Term Municipal Income Fund
Six Months Ended
May 31, 2025
(unaudited)
Year Ended
November 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,729,984 $5,612,034
Net realized gain (loss) ................................................. 4,758 256,816
Net change in unrealized appreciation (depreciation) ........................... (1,029,266) 1,013,370
Net increase (decrease) in net assets resulting from operations ................ 1,705,476 6,882,220
Distributions to shareholders:
Class A ............................................................. (433,612) (1,058,999)
Class C ............................................................. (2,464) (6,840)
Class R6 ............................................................ (104,218) (169,125)
Class Y ............................................................. (2,169,681) (4,296,088)
Total distributions to shareholders .......................................... (2,709,975) (5,531,052)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,186,489) (4,979,394)
Class C ............................................................. (113,928) (62,334)
Class R6 ............................................................ 3,650,899 (332,600)
Class Y ............................................................. 16,466,546 4,275,661
Total capital share transactions ............................................ 15,817,028 (1,098,667)
Net increase (decrease) in net assets ................................... 14,812,529 252,501
Net assets:
Beginning of period ..................................................... 155,646,461 155,393,960
End of period .......................................................... $170,458,990 $155,646,461

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Short-Term Municipal Income Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Short-Term Municipal Income Fund (Fund) is included
in this report. The Fund offers four classes of shares:
Class A, Class C, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
May 31, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 921,241 $9,078,778 2,942,881 $28,996,534
Shares issued in reinvestment of distributions .......... 43,420 428,316 106,826 1,053,292
Shares redeemed ............................... (1,392,754) (13,693,583) (3,554,877) (35,029,220)
Net increase (decrease) .......................... (428,093) $(4,186,489) (505,170) $(4,979,394)
Class C Shares:
Shares issued in reinvestment of distributions .......... 251 $2,461 697 $6,840
Shares redeemed
a
.............................. (11,820) (116,389) (7,054) (69,174)
Net increase (decrease) .......................... (11,569) $(113,928) (6,357) $(62,334)
Class R6 Shares:
Shares sold ................................... 414,646 $4,074,053 160,201 $1,579,210
Shares issued in reinvestment of distributions .......... 10,617 104,607 17,208 169,125
Shares redeemed ............................... (53,549) (527,761) (211,174) (2,080,935)
Net increase (decrease) .......................... 371,714 $3,650,899 (33,765) $(332,600)
Class Y Shares:
Shares sold ................................... 4,602,539 $45,331,247 5,250,280 $51,780,775
Shares issued in reinvestment of distributions .......... 220,289 2,172,333 436,856 4,296,019
Shares redeemed ............................... (3,149,816) (31,037,034) (5,250,793) (51,801,133)
Net increase (decrease) .......................... 1,673,012 $16,466,546 436,343 $4,275,661
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended May 31, 2025, the annualized gross effective investment management fee rate was 0.264% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,331
CDSC retained .............................................................................. $27
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
March 30, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.28% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the period ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short-Term Municipal Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $2,600,107 $46,162,281 $(43,484,729) $— $— $5,277,659 5,277,659 $130,358
Total Affiliated Securities ... $2,600,107 $46,162,281 $(43,484,729) $— $— $5,277,659 $130,358
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2024, the capital loss carryforwards were as follows:
At May 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2025, aggregated
$34,674,150 and $14,332,553, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the fourth quarter of 2025 or the first quarter of 2026, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 46,726
Cost of investments .......................................................................... $169,676,629
Unrealized appreciation ........................................................................ $942,121
Unrealized depreciation ........................................................................ (1,001,953)
Net unrealized appreciation (depreciation) .......................................................... $(59,832)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Putnam Short-Term Municipal Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 164,339,138 $ — $ 164,339,138
Short Term Investments ................... 5,277,659 — — 5,277,659
Total Investments in Securities ........... $5,277,659 $164,339,138 $— $169,616,797
a
For detailed categories, see the accompanying Schedule of Investments.
9. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short-Term Municipal Income Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
11. Operating Segments
(continued)

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

39211-SFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025